Business Combination - Summary of common stock outstanding (Parenthetical) (Detail) - shares			3 Months Ended
	May 18, 2023	Apr. 26, 2023	Mar. 28, 2023	Jun. 30, 2023	Mar. 29, 2023	Jan. 01, 2023
Disclosure of Detailed Information About Common Stock Outstanding after Post Business Combination Event [Line Items]
Aggregate number of shares issued after closing of business combination event					57,994,919
Number of shares outstanding				89,480,804
Number of ordinary issued on conversion of preferred shares post business acquisition	2,668,750
Stock conversion ratio basis	1 to 1.25
Exercise of share options		16,202	31,241
Class A Common Stock [Member]
Disclosure of Detailed Information About Common Stock Outstanding after Post Business Combination Event [Line Items]
Additional shares outstanding as a result of business combination and private investment in public equity				80,383,133
Class B Common Stock [Member]
Disclosure of Detailed Information About Common Stock Outstanding after Post Business Combination Event [Line Items]
Additional shares outstanding as a result of business combination and private investment in public equity				9,097,671
Post Business Acquisition Event [Member]
Disclosure of Detailed Information About Common Stock Outstanding after Post Business Combination Event [Line Items]
Number of shares outstanding						28,800,932
Post Business Acquisition Event [Member] | Class A Common Stock [Member]
Disclosure of Detailed Information About Common Stock Outstanding after Post Business Combination Event [Line Items]
Number of shares outstanding						28,800,932